Goodwill and Other Intangible Assets (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill
Balance at the beginning of the period	$ 2,062,900,000	$ 1,113,100,000	$ 1,049,600,000
Accumulated impairment losses at the beginning of the period	(721,000,000)	(721,000,000)	(721,000,000)
Net goodwill, balance at the beginning of the period	1,341,872,000	392,094,000	328,600,000
Goodwill acquired during the period	9,400,000	966,900,000	65,400,000
Adjustments to previously recorded purchase price allocation	16,700,000	(15,300,000)	(1,000,000)
Other changes during the period	(1,700,000)	(1,800,000)	(900,000)
Total changes in goodwill	24,400,000	949,800,000	63,500,000
Balance at the end of the period	2,087,300,000	2,062,900,000	1,113,100,000
Accumulated impairment losses at the end of the period	(721,000,000)	(721,000,000)	(721,000,000)
Net goodwill, balance at the end of the period	1,366,300,000	1,341,872,000	392,094,000
Car Rental
Goodwill
Balance at the beginning of the period	1,287,500,000	419,300,000	367,900,000
Accumulated impairment losses at the beginning of the period	(46,100,000)	(46,100,000)	(46,100,000)
Net goodwill, balance at the beginning of the period	1,241,400,000	373,200,000	321,800,000
Goodwill acquired during the period	9,400,000	884,900,000	53,100,000
Adjustments to previously recorded purchase price allocation	15,000,000	(15,300,000)	(900,000)
Other changes during the period	(1,600,000)	(1,400,000)	(800,000)
Total changes in goodwill	22,800,000	868,200,000	51,400,000
Balance at the end of the period	1,310,300,000	1,287,500,000	419,300,000
Accumulated impairment losses at the end of the period	(46,100,000)	(46,100,000)	(46,100,000)
Net goodwill, balance at the end of the period	1,264,200,000	1,241,400,000	373,200,000
Equipment Rental
Goodwill
Balance at the beginning of the period	775,400,000	693,800,000	681,700,000
Accumulated impairment losses at the beginning of the period	(674,900,000)	(674,900,000)	(674,900,000)
Net goodwill, balance at the beginning of the period	100,500,000	18,900,000	6,800,000
Goodwill acquired during the period	0	82,000,000	12,300,000
Adjustments to previously recorded purchase price allocation	1,700,000	0	(100,000)
Other changes during the period	(100,000)	(400,000)	(100,000)
Total changes in goodwill	1,600,000	81,600,000	12,100,000
Balance at the end of the period	777,000,000	775,400,000	693,800,000
Accumulated impairment losses at the end of the period	(674,900,000)	(674,900,000)	(674,900,000)
Net goodwill, balance at the end of the period	$ 102,100,000	$ 100,500,000	$ 18,900,000